Cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Operating profit/(loss) before tax from continuing operations	£ 3,516	£ 1,499	£ 711
Loss before tax from discontinued operations	(642)	(1,663)	(1,625)
Adjustments for non-cash items and other adjustments included within income statement	(3,855)	(3,548)	(4,993)
Cash contribution to defined benefit pension schemes	(157)	(4,473)	(807)
Changes in operating assets and liabilities	16,791	(1,227)	8,772
Income taxes (paid)/received	(190)	(77)	169
Net cash flows from operating activities	15,463	(9,489)	2,227
Cash flows from investing activities
Sale and maturity of securities	469	1,179	2,226
Purchase of securities	(1,567)	(1,246)	(1,417)
Sale of property, plant and equipment	319	64	413
Purchase of property, plant and equipment	(283)	(88)	(207)
Net investment in business interests and intangible assets	5,543	(1,247)	(2,716)
Net cash flows from investing activities	4,481	(1,338)	(1,701)
Cash flows from financing activities
Issue of subordinated liabilities	507
Capital contribution	51	1,300	800
Redemption of non-controlling interests	(346)
Redemption of subordinated liabilities	(936)		(387)
Redemption of preference shares	(178)
Dividends paid	(5)
Interest on subordinated liabilities	(222)	(245)	(262)
Net cash flows from financing activities	(1,129)	1,055	151
Effects of exchange rate changes on cash and cash equivalents	(639)	2,993	115
Net increase/(decrease) in cash and cash equivalents	18,176	(6,779)	792
Cash and cash equivalents at beginning of the year	79,764	86,543	85,751
Cash and cash equivalents at end of the year	97,940	79,764	86,543
Bank
Cash flows from operating activities
Operating profit/(loss) before tax from continuing operations	665	4,060	(1,105)
Adjustments for non-cash items and other adjustments included within income statement	7,766	(697)	2,304
Cash contribution to defined benefit pension schemes	(127)	(4,349)	(724)
Changes in operating assets and liabilities	18,013	(5,704)	(548)
Income taxes (paid)/received	(35)	(131)	62
Net cash flows from operating activities	26,282	(6,821)	(11)
Cash flows from investing activities
Sale and maturity of securities	3		782
Purchase of securities	(1,064)
Sale of property, plant and equipment	81	17	15
Purchase of property, plant and equipment	(65)	(61)	(165)
Net investment in business interests and intangible assets	(3,622)	(307)	(715)
Net cash flows from investing activities	(4,667)	(351)	(83)
Cash flows from financing activities
Capital contribution	51	1,300	800
Redemption of subordinated liabilities			(387)
Redemption of preference shares	(178)
Interest on subordinated liabilities	(57)	(237)	(255)
Net cash flows from financing activities	(184)	1,063	158
Effects of exchange rate changes on cash and cash equivalents	(138)	1,073	(55)
Net increase/(decrease) in cash and cash equivalents	21,293	(5,036)	9
Cash and cash equivalents at beginning of the year	61,151	66,187	66,178
Cash and cash equivalents at end of the year	£ 82,444	£ 61,151	£ 66,187